Stockholders' Equity, Dividends paid by Turning Point (Details) - Turning Point [Member] - $ / shares			12 Months Ended
	Apr. 10, 2020	Dec. 15, 2017	Dec. 31, 2019
Dividend Declared Q4-2017 [Member]
Turning Point Dividends [Abstract]
Dividend payable, date declared			Nov. 09, 2017
Cash dividend paid (in dollars per share)		$ 0.04
Dividend payable, date to be paid			Dec. 15, 2017
Dividend payable, date of record			Nov. 27, 2017
Dividend Declared Q1-2020 [Member] | Subsequent Event [Member]
Turning Point Dividends [Abstract]
Cash dividend paid (in dollars per share)	$ 0.05
Percentage increase in dividend paid per share	11.00%
Dividend payable, date to be paid	Apr. 10, 2020
Dividend payable, date of record	Mar. 20, 2020